STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Aug. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$ 940		$ 13,252		$ 1,442	$ 12,177	$ 23,350	$ 36,602
Foreign exchange gain/(loss)						825	(1,767)	(1,767)
Mining expenses							6,044	6,044
Professional fees	4,250	1,948	14,750	11,261	16,957	29,934	121,960	136,710
TOTAL GENERAL & ADMINISTRATIVE EXPENSES					18,399	42,936	149,587
NET OPERATING LOSS	(5,190)	(1,948)	(28,002)	(11,261)	(18,399)	(42,936)	(149,587)	(177,589)
OTHER EXPENSE
Interest expense	(121)	(121)	(363)	(363)	(484)	(369)	(853)	(1,216)
TOTAL OTHER EXPENSE	(121)	(121)	(363)	(363)				(1,216)
NET LOSS	$ (5,311)	$ (2,069)	$ (28,365)	$ (11,624)	$ (18,883)	$ (43,305)	$ (150,440)	$ (178,805)
BASIC LOSS PER COMMON SHARE	$ (0.02)	$ (0.01)	$ (0.10)	$ (0.04)	$ (0.07)	$ (0.15)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING -BASIC	280,920	280,920	280,920	280,920	280,920	280,920